                                                          September 18, 2007

                                                U.S. Securities and Exchange Commission
                                                           100 F Street, N.E.
                                                         Washington, DC 20549

                                          Re: Pruco Life Single Premium Variable Life Account
                                                                   )

o Discovery Life Plus
(002-99260)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life Insurance Company Single Premium Variable Life Account
(the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that Pruco Life has transmitted to the contractholders of the above-referenced variable life insurance contract  the semi-annual report of each applicable underlying fund, for the period ended June 30, 2007.  As indicated by the filing information set forth below, that semi-
annual report was filed with the Commission, and we incorporate that filing  by reference in this filing solely for purposes of meeting our obligations under Rule 30b2-1.

 Filer/Entity:             The Prudential Series Fund
 Registration No.:         811-03623

 CIK No.:                  0000711175
 Accession No.:            0001193125-07-197243
 Date of Filing:           09/07/2007

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

 /s/ C. Christopher Sprague
 ------------------------------------
 C. Christopher Sprague
 Vice President, Corporate Counsel